Whistle-blower Allegations and Special Committee Investigation	12 Months Ended
Mar. 31, 2023
Whistle-blower Allegations and Special Committee Investigation [Abstract]
Whistle-blower Allegations and Special Committee Investigation

27. Whistle-blower Allegations and Special Committee Investigation

In May 2022, we received a whistle-blower complaint that alleged health and safety lapses, procedural irregularities, misconduct by certain employees, improper payments and false statements relating to one of our projects belonging to a project subsidiary. Following extensive investigation by the Ethics Committee, supervised by the Board’s Audit and Risk Committee and by external counsel and forensic professionals, we identified evidence of manipulation and misrepresentation of project data by some employees at that project site. Weak controls over payments to a vendor and failures to provide accurate information both internally and externally were found, but no direct evidence that any improper payment was made to any government official was identified. Further, in Fiscal 2023, we reported to SECI that this project had (i) shortfalls in generation and (ii) that it failed to timely complete and commission the requisite contractually required capacity. On January 3, 2023 and January 4, 2023, SECI advised us, inter alia, that the project may be liable for damages and penalties for shortfalls in generation.

In September 2022, we received an additional whistle-blower complaint primarily making similar allegations of misconduct as raised in the May 2022 complaint, as well as allegations of misconduct related to joint ventures and land acquisition, allegations of our failure to be transparent with the market and advisors and other claims. The Ethics Committee, supervised by the Board’s Audit and Risk Committee, with the support of external counsel and forensic accounting professionals, investigated these September 2022 allegations. The investigation of the September 2022 complaint identified significant control issues in the process of acquiring land and land use rights in relation to one of our projects. The investigation specified that third party land aggregators may have been involved in improper payments but no improper transfer of money by the Group was identified. We have made an adjustment (de-capitalization) in the books of accounts of INR 138 million (US$1.8 million) on estimate, as a prudent measure in the given project. Further, we have reviewed the entire amount paid to land aggregators in other projects to identify any similar issue and after an assessment a further adjustment (decapitalisation) aggregating to INR 118 million (US$1.6 million) has been made in the books of account for FY 2022 on estimate, as a prudent measure, though no improper payments by the Group could be identified. In line with review made during the previous year, we reviewed reviewed the entire amount paid to land aggregators during the current year and made adjustment of INR 28 million (US$0.4 million) during the year ended March 31, 2023 on prudent basis though no improper payments by the Group could be identified in current year as well.

Our investigation did not substantiate other portions of this September 2022 whistle-blower complaint.

As part of our investigations of the May 2022 and September 2022 whistle-blower complaints, we also widened our review to include a review of projects commissioned in Fiscal 2022 and Fiscal 2023 to ensure that similar weaknesses were not present. As part of our investigations, we identified inconsistencies in project data in certain of our projects, but we identified no improper payments made in connection with these projects.

We have taken a range of actions due to these findings, and the employees involved in the misconduct are no longer associated with us. In accordance with the recommendations of the Ethics Committee, the Board’s Audit and Risk Committee and their legal and forensic advisors, we are implementing remedial measures in both project control and monitoring. Further, we reported the findings from its investigations of the May 2022 and September 2022 whistle-blower complaints to the SEC and the U.S. Department of Justice, and we continue to cooperate with these authorities.

In addition, a Special Committee of the Board (the “Special Committee”) was convened in August 2022 to review certain material projects and contracts over a three-year period for anti-corruption and related compliance issues. Independent outside counsel and forensic advisors were engaged to support the Special Committee. The Special Committee’s investigation has identified evidence that individuals formerly affiliated with the Group may have had knowledge of, or were involved in, an apparent scheme with persons outside the Group to make improper payments in relation to certain projects. To date, the Special Committee has not identified related improper payments or transfers by the Group. The Special Committee’s investigation is still ongoing. The Special Committee’s review and its findings has impacted the decision-making of the Group in connection with such projects. We have disclosed the details of the Special Committee’s investigation to the SEC and the U.S. Department of Justice, and we continue to cooperate with those agencies.

Our Group including our subsidiaries with respect to affected projects could be exposed to liabilities under the relevant contractual and tender documents (including levy of damages and liquidated damages, reduction of PPA tariffs and/or short closure of capacity), administrative actions (including the risk of PPA cancellation, risk of being debarred from SECI’s future contracts, withdrawal or nullification of commissioning certificates and/or revocation of commissioning extensions) and penalties from customers and other civil liabilities, all of which could adversely impact the revenue, profitability and capitalization of the affected projects. In addition, civil and/or criminal fines and/or penalties by regulatory authorities (including by the SEC, the U.S. Department of Justice and applicable Indian regulatory authorities) could be imposed on us as well as ongoing obligations, remedial corporate measures or other relief against us that could adversely impact our operations. Any such fines, penalties, ongoing obligations or other measures or relief against uscould materially and adversely affect our business, results of operations, financial condition and cash flows in future periods. Further, in addition, certain of those outcomes could adversely impact our ability to maintain compliance with the covenants under our credit facilities or result in an event of default thereunder.  In addition, we could be exposed to future litigation in connection with any findings of fraud, corruption, or other misconduct by persons who served as our directors, officers and employees.